Dividends (Details)			3 Months Ended				6 Months Ended
	Sep. 02, 2022 day	Aug. 02, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 £ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 £ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 £ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 £ / shares
Disclosure of classes of share capital [line items]
Dividends Proposed Or Declared, Average Of Market Exchange Rates, Number Of Days | day	3
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.06006
Dividends paid, ordinary shares per share | (per share)			$ 0.05460	£ 0.04356	$ 0.05250	£ 0.03712	$ 0.10920	£ 0.08515	$ 0.10500	£ 0.07480
ADS [Member]
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share		$ 0.36036
Dividends paid, ordinary shares per share			$ 0.3276		$ 0.3150		$ 0.6552		$ 0.6300